UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

ClearShares OCIO ETF
Schedule of Investments
February 29, 2020 (Unaudited)
Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS - 99.8%
	Domestic Equity - 38.2%
15,867	iShares Core S&P 500 ETF	$4,695,204
12,806	iShares Core S&P Small-Cap ETF	932,149
68,684	iShares Edge MSCI Min Vol USA ETF	4,208,269
14,212	iShares Preferred & Income Securities ETF (a)	515,896
147,804	Schwab 1000 Index ETF (a)	4,292,228
49,538	Schwab Fundamental U.S. Large Company Index ETF (a)	1,870,059
19,187	Schwab US Dividend Equity ETF	989,665
102,580	SPDR Portfolio S&P 1500 Composite Stock Market ETF	3,743,144
24,976	Vanguard Growth ETF	4,388,783
5,658	Vanguard Real Estate ETF	494,113
17,362	Vanguard S&P 500 ETF	4,717,950
29,955	Vanguard Total Stock Market ETF	4,506,430
44,772	Vanguard Value ETF	4,723,446
		40,077,336
	Global Equity - 20.5%
75,723	iShares Core MSCI EAFE ETF	4,425,252
80,712	iShares Core MSCI Total International Stock ETF (a)	4,498,887
93,591	Vanguard FTSE All-World ex-US ETF	4,538,228
118,330	Vanguard FTSE Developed Markets ETF	4,670,485
83,978	Vanguard FTSE Emerging Markets ETF	3,402,788
		21,535,640
	Fixed Income - 41.1%
19,825	Clearshares Ultra-Short Maturity ETF (b)	1,984,284
24,101	iShares 0-5 Year High Yield Corporate Bond ETF (a)	1,100,934
88,518	iShares Core Total USD Bond Market ETF	4,746,335
43,601	iShares Core U.S. Aggregate Bond ETF	5,067,308
21,996	iShares GNMA Bond ETF	1,112,322
24,260	iShares Intermediate Government/Credit Bond ETF	2,803,001
87,460	Schwab U.S. Aggregate Bond ETF	4,826,918
18,743	Schwab US TIPS ETF	1,094,029
138,436	SPDR Portfolio Aggregate Bond ETF (a)	4,200,148
54,036	Vanguard Intermediate-Term Bond ETF (a)	4,912,953
34,103	Vanguard Short-Term Bond ETF (a)	2,794,741
42,054	Vanguard Short-Term Corporate Bond ETF	3,453,054
58,457	Vanguard Total Bond Market ETF	5,071,729
		43,167,756
	TOTAL EXCHANGE-TRADED FUNDS (Cost $100,426,137)	104,780,732

	SHORT-TERM INVESTMENTS - 0.2%
183,655	First American Government Obligations Fund, Class X, 1.49% (c)	183,655
	TOTAL SHORT-TERM INVESTMENTS (Cost $183,655)	183,655

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.9%
13,522,637	First American Government Obligations Fund, Class Z, 1.45% (c)	13,522,637
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,522,637)	13,522,637
	TOTAL INVESTMENTS - 112.9% (Cost $114,132,429)	118,487,024
	Liabilities in Excess of Other Assets - (12.9)%	(13,563,830)
	NET ASSETS - 100.0%	$104,923,194

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of February 29, 2020. Total value of securities out on loan is $13,225,487 or 12.6% of net assets.
(b)	Affiliated Exchange-Traded Fund.
(c)	Annualized seven-day yield as of February 29, 2020.

ClearShares Ultra-Short Maturity ETF
Schedule of Investments
February 29, 2020 (Unaudited)
Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS - 100.0%
25,050,000	Buckler Securities, LLC - 1.65%, dated 02/24/20, matures 03/02/20, repurchase price $25,058,037
	(collateralized by various government and agency obligations: Total Value $25,809,778)	$25,050,000
18,600,000	Buckler Securities, LLC - 1.67%, dated 02/25/20, matures 03/03/20, repurchase price $18,606,040
	(collateralized by various government and agency obligations: Total Value $19,163,333)	18,600,000
15,750,000	Buckler Securities, LLC - 1.67% dated 02/27/20, matures 03/05/20, repurchase price $15,755,114
	(collateralized by various government and agency obligations: Total Value $16,225,511)	15,750,000
15,750,000	Mirae Asset Securities (USA), Inc. - 1.66%, dated 02/27/20, matures 03/12/20, repurchase price $15,760,168
	(collateralized by various government and agency obligations: Total Value $16,075,371)	15,750,000
9,150,000	Mirae Asset Securities (USA), Inc. - 1.67% dated 02/27/20, matures 03/05/20, repurchase price $9,152,971
	(collateralized by various government and agency obligations: Total Value $9,336,031)	9,150,000
5,000,000	Mirae Asset Securities (USA), Inc. - 1.68%, dated 02/28/20, matures 03/02/20, repurchase price $5,000,700
	(collateralized by various government and agency obligations: Total Value $5,100,781)	5,000,000
15,750,000	South Street Securities, LLC - 1.67% dated 02/20/20, matures 03/05/20, repurchase price $15,760,229
	(collateralized by various government and agency obligations: Total Value $16,065,001)	15,750,000
	TOTAL REPURCHASE AGREEMENTS (Cost $105,050,000)	105,050,000

Shares
	SHORT-TERM INVESTMENTS - 0.0% (a)
26,462	First American Government Obligations Fund, Class X, 1.49% (b)	26,462
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,462)	26,462
	TOTAL INVESTMENTS - 100.0% (Cost $105,076,462)	105,076,462
	Other Assets in Excess of Liabilities - 0.0% (a)	7,986
	NET ASSETS - 100.0%	$105,084,448

Percentages are stated as a percent of net assets.
(a)	Less than 0.05%.
(b)	Annualized seven-day yield as of February 29, 2020.

Summary of Fair Value Disclosure at February 29, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2020:

ClearShares OCIO ETF
Description^			Level 1	Level 2	Level 3	Total
Exchange-Traded Funds			$ 104,780,732	$ -	$ -	$ 104,780,732
Short-Term Investments			183,655	-	-	183,655
Investments Purchased with Proceeds From Securities Lending Collateral			13,522,637	-	-	13,522,637
Total Investments in Securities			$ 118,487,024	$ -	$ -	$ 118,487,024
^ See Schedule of Investments for further disaggregation of investment categories.

ClearShares Ultra-Short Maturity ETF
Description			Level 1	Level 2	Level 3	Total
Repurchase Agreements			$ -	$ 105,050,000	$ -	$ 105,050,000
Short-Term Investments			26,462	-	-	26,462
Total Investments in Securities			$ 26,462	$ 105,050,000	$ -	$ 105,076,462

For the period ended February 29, 2020, there were no transfers into or out of Level 3 for the Funds.

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
ClearShares OCIO ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater Than 90 Days	Total
Money Markets	$ 13,522,637	-	-	-	$ 13,522,637
Total Borrowings	$ 13,522,637	-	-	-	$ 13,522,637

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

The ClearShares OCIO ETF’s transactions with affiliates represent holdings of which the respective Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

	Share Activity				Period Ended February 29, 2020
Security Name	Balance December 1, 2019	Purchases	Sales	Balance February 29, 2020	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
ClearShares Ultra-Short Maturity ETF	46,286	1,202	27,663	19,825	$ 1,984,284	$ 10,170	$ 1,545	$ 1,388

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)     /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date      4/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date      4/28/2020

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date      4/28/2020

* Print the name and title of each signing officer under his or her signature.